Inventories - Summary of Inventories (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Inventory Disclosure [Abstract]
Finished goods	$ 63,686	$ 65,558
Raw and packaging materials	49,970	44,979
Work in progress	34,084	32,593
Other	5,333	4,949
Inventories	$ 153,073	$ 148,079